Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule of borrowings
	As at 30 June 2022 unaudited £’000	As at 31 December 2021 £’000
Current
Lease liabilities	167	146
Total	167	146
Non-current
Lease liabilities	546	620
Total	546	620

	2021 £’000	2020 £’000	2019 £’000
Current
Lease liabilities	146	93	233
Government and research loans	–	107	179
Total	146	200	412
Non-current
Lease liabilities	620	60	912
Government and research loans	–	–	4,758
Total	620	60	5,670